Inventories, net	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories, net
Inventories, net
Inventories consisted of the following at December 31, (in thousands):

	2014	2013
Raw materials and supplies	$27,358	$27,105
Work-in-process	10,851	9,578
Finished goods	219	231
Excess and obsolete reserve	(1,732)	(1,963)
Total inventories	$36,696	$34,951

Amounts expensed for excess and obsolete inventory were not significant for the years ended December 31, 2014 and 2013.